[logo] PIONEER
                                                                  Investments(R)

Pioneer High Yield
Fund

SEMIANNUAL REPORT 4/30/01

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                      1
Portfolio Summary                              2
Performance Update                             3
Portfolio Management Discussion                7
Schedule of Investments                       10
Financial Statements                          15
Notes to Financial Statements                 23
Trustees, Officers and Service Providers      28
The Pioneer Family of Mutual Funds            29

Pioneer High Yield Fund

LETTER FROM THE PRESIDENT 4/30/01

Dear Shareowner,
--------------------------------------------------------------------------------

I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst in the spring of 2000. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

Sincerely,
/s/ David Tripple
David Tripple
Pioneer Investment Management, Inc.

Pioneer High Yield Fund

PORTFOLIO SUMMARY 4/30/01

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[pie chart]

Convertible Corporate Bonds     63%
Corporate Bonds                 29%
Convertible Preferred Stocks     8%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[pie chart]

0-1 years       2.8%
1-3 years      28.4%
3-4 years       7.7%
4-8 years      56.4%
8+ years        4.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

 1.   MascoTech, Inc., 4.5%, 12/15/03              5.18%
 2.   Tower Automotive, Inc., 5.0%, 8/1/04         4.67
 3.   Checkfree Holdings Corp., 6.5%, 12/1/06      4.63
 4.   Adaptec Inc., 4.75%, 2/1/04                  4.39
 5.   Azurix Corp., 10.75%, 2/15/10                4.00
 6.   Quantum Corp., 7.0%, 8/1/04                  3.94
 7.   Conexant Systems, Inc., 4.0%, 2/1/07         3.35
 8.   Parker Drilling Co., 5.5%, 8/1/04            3.25
 9.   NCI Building Systems, Inc., 9.25%, 5/1/09    3.24
10.   Eott Energy Partners LP, 11.0%, 10/1/09      3.11

Fund holdings will vary for other periods.

Pioneer High Yield Fund

PERFORMANCE UPDATE 4/30/01                             CLASS A SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/01     10/31/00
                 $10.98      $11.35


Distributions per Share   Income      Short-Term      Long-Term
(10/31/00 - 4/30/01)      Dividends   Capital Gains   Capital Gains
                          $0.537      $0.337               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to the growth of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2001)

                Net Asset   Public Offering
Period            Value         Price*
Life of Class
(2/12/98)        12.68%        11.08%
1 Year           14.76          9.63

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

[mountain chart]

               Pioneer High Yield Fund*       ML High Yield Master II Index++       ML Index of Convertible Bonds
                                                                                    (Speculative Quality)++
2/98            9550                          10000                                 10000
4/98            9830                          10133                                 10360
                9379                          10314                                 10082
                8260                           9726                                  9185
                9495                          10272                                 11083
4/99            9489                          10442                                 11591
               10142                          10365                                 11520
               10069                          10161                                 12441
               11489                          10278                                 15031
4/00           12070                          10147                                 15250
               12786                          10280                                 14174
10/00          13203                          10042                                 14164
               13540                          10531                                 13177
               13851                          10441                                 11650

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer High Yield Fund

PERFORMANCE UPDATE 4/30/01                             CLASS B SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/01     10/31/00
                 $11.03      $11.41


Distributions per Share   Income      Short-Term      Long-Term
(10/31/00 - 4/30/01)      Dividends   Capital Gains   Capital Gains
                          $0.499      $0.337               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer High Yield Fund, compared to the growth of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2001)

                  If           If
Period           Held       Redeemed*
Life of Class
(2/12/98)        11.98%      11.25%
1 Year           14.11       10.11

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.


[mountain chart]

                Pioneer High Yield Fund*     ML High Yield Master II Index++       ML Index of Convertible Bonds
                                                                                   (Speculative Quality)++
2/98            10000                        10000                                 10000
4/98            10287                        10133                                 10360
                 9787                        10314                                 10082
                 8602                         9726                                  9185
                 9072                        10272                                 11083
4/99             9848                        10442                                 11591
                10507                        10365                                 11520
                10412                        10161                                 12441
                11860                        10278                                 15031
4/00            12464                        10147                                 15250
                13215                        10280                                 14174
                13619                        10042                                 14164
                13941                        10531                                 13177
4/01            13923                        10441                                 11650

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer High Yield Fund

PERFORMANCE UPDATE 4/30/01                             CLASS C SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/01     10/31/00
                 $11.13      $11.51


Distributions per Share   Income      Short-Term      Long-Term
(10/31/00 - 4/30/01)      Dividends   Capital Gains   Capital Gains
                          $0.504      $0.337               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer High Yield Fund, compared to the growth of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).


Average Annual Total Returns+
(As of April 30, 2001)

                  If          If
Period           Held      Redeemed*
Life of Class
(2/12/98)        12.28%      12.28%
1 Year           13.66       13.66

*  Assumes reinvestment of distributions. A 1% contingent deferred sales charge
   (CDSC) applies to redemptions made within one year of purchase.


[mountain chart]

                Pioneer High Yield Fund*     ML High Yield Master II Index++       ML Index of Convertible Bonds
                                                                                   (Speculative Quality)++
2/98            10000                        10000                                 10000
4/98            10287                        10133                                 10360
                 9787                        10314                                 10082
                 8602                         9726                                  9185
                 9872                        10272                                 11083
4/99             9848                        10442                                 11591
                10507                        10365                                 11520
                10412                        10161                                 12441
                11860                        10278                                 15031
4/00            12623                        10147                                 15250
                13319                        10280                                 14174
                13738                        10042                                 14164
                14062                        10531                                 13177
4/01            14347                        10441                                 11650

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class, which has been restated to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer High Yield Fund

PERFORMANCE UPDATE 4/30/01                             CLASS Y SHARES

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/01     10/31/00
                 $10.97      $11.32


Distributions per Share   Income      Short-Term      Long-Term
(10/31/00 - 4/30/01)      Dividends   Capital Gains   Capital Gains
                          $0.522      $0.337               -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer High Yield Fund, compared to the growth of the Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns+
(As of April 30, 2001)

                  If           If
Period           Held       Redeemed
Life of Class
(2/12/98)        12.69%      12.69%
1 Year           14.62       14.62

*  Assumes reinvestment of distributions.

[mountain chart]

                Pioneer High Yield Fund*     ML High Yield Master II Index++       ML Index of Convertible Bonds
                                                                                   (Speculative Quality)++
2/98            10000                        10000                                 10000
4/98            10507                        10133                                 10360
                 9834                        10314                                 10082
                 8665                         9726                                  9185
                 9967                        10272                                 11083
4/99             9967                        10442                                 11591
                10660                        10365                                 11520
                10589                        10161                                 12441
                12089                        10278                                 15031
4/00            12665                        10147                                 15250
                13364                        10280                                 14174
                13827                        10042                                 14164
                14186                        10531                                 13177
4/01            14516                        10441                                 11650

+ The performance of each class of the Fund from February 12, 1998 to February 25, 2000 is the performance of Third Avenue High Yield Fund's single class.

++ Index comparisons begin 2/28/98. The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

   Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer High Yield Fund

PORTFOLIO MANAGEMENT DISCUSSION 4/30/01

During the six months that ended April 30, 2001, fund manager Margaret Patel again produced better-than-market returns during a volatile period in the high-yield market. Below, you'll find an interview with Ms. Patel in which she describes her successful approach to managing the Fund.

Q: How did the Fund perform?

A: During a volatile period for the high-yield market, the Fund's six-month total return based on net asset value for the Fund's Class A shares was 4.91%, 4.43% for Class B shares and 4.43% for Class C shares. To compare, the average return for the same period of the 394 funds in Lipper Inc.'s High Current Yield Category was -0.17%.

Q: What factors helped the Fund's relative performance?

A: For the most part, the Fund's performance was aided by its minimal exposure to the telecommunications sector, which struggled mightily. Telecommunications firms remained extremely dependent on access to fresh capital with which to fund their business plans. Within an atmosphere of substantially higher default rates and rapidly falling stock prices, this backdrop made it all but impossible for the companies to use the markets to gain funding for their operations. Liquidity dried up as investors became unwilling to take on the added risk of investing in companies carrying negative cash flows in an industry with little or no pricing power. The Fund's performance also reflects our success in avoiding securities of companies that eventually filed for bankruptcy.

Q: What sort of strategy did you pursue during the period?

A: My approach to the Fund did not change. I remained focused on sectors or industries that are growing faster than the economy. Because the technology sector offers a number of investment opportunities in fast-growing companies, the Fund continued to have a heavy weighting there, with a concentration on companies in the semiconductor, storage and peripherals realms. Energy was also a favorite - given the tight supply of energy worldwide that has led to increased drilling activity - as were investments in health care, because they offered stability in an uncertain environment.

Pioneer High Yield Fund

PORTFOLIO MANAGEMENT DISCUSSION 4/30/01                            (continued)

Q: Which investments performed well for the Fund? Which disappointed?

A: One of the best stories during the period was the success of our investment in Efficient Networks, which provides high-speed DSL (digital subscriber line) equipment. We purchased the bonds at a substantial discount, before Siemens acquired the company. We were able to sell the bonds close to their face value, realizing a significant gain. This takeover helped validate our method of analyzing value and choosing investments. Although obtaining attractive acquisition candidates is not a main objective of the Fund, we feel our stringent investment criteria and process - which focuses on finding undervalued, well-positioned companies in healthy sectors - often uncovers situations that will be rewarded by the markets, either in the short or long term.

   Azurix, a water utility, also performed particularly well, as concerns about the company's operating results were mitigated after an equity infusion by a major corporate sponsor. Fisher Scientific, a distributor of supplies for medical research, went up substantially due to improved operating results and the perception that the company could withstand an economic slowdown. Key Energy Group, a land drilling service, benefitted from higher energy prices and increased drilling activity.

   On the down side, Critical Path, an email service outsourcing firm, declined sharply due to concerns about revenues. And Conexant Systems, a semiconductor manufacturer, fell reflecting fears that soft demand in the company's communications end-market would hurt its sales of telecom-related chips.

Q: What moves have you made with the Fund recently?

A: We've begun to focus some purchases on bonds of economically sensitive companies, including those in the auto, paper and forest products, and metals mining industries. These bonds have declined significantly in price, with concurrent rises in yield. We began to add positions in these industries after the Federal Reserve Board began lowering interest rates in 2001. These companies should fare well given the increased likelihood of an economic rebound brought on by Fed rate cuts.

Pioneer High Yield Fund

   In addition, we reduced the percentage of the Fund invested in generic high-yield bonds and increased our investments in convertible securities. We pay substantial attention to discounted convertible securities that provide high yield and offer exposure to attractive industries where straight high-yield bonds are not available. These investments offer the possibility of price appreciation when the value of the company's underlying stock is on the rise. With many stocks on the decline and volatility marking the equity market, yields on many convertibles have risen to very high levels, making many of them more attractive than straight high-yield bond alternatives.

Q: What is your outlook?

A: The high-yield market has shown glimpses of recovery over the past six months, particularly in January when a typically strong month for high-yield bonds was made even better by the Federal Reserve Board's two cuts in short-term interest rates during the month. The Fed followed through with two more easings in March and April. The outlook is positive because the Fed is likely to continue reducing the short-term interest rates. Although current economic conditions are sluggish, the economy should benefit from the added liquidity provided by lower interest rates. We could witness the positive effects of the Fed's rate cuts by the end of the year. A combination of rekindled investor optimism about the economy and very attractive yields are suggesting better performance for high-yield bonds in the months ahead.

Pioneer High Yield Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)

  Shares                                                            Value
                 CONVERTIBLE PREFERRED STOCKS - 7.8%
                 Basic Materials - 2.4%
                 Paper & Forest Products - 2.4%
    174,800      International Paper Capital Trust,
                 5.25%, 7/20/25                               $ 7,913,197
                                                              -----------
                 Total Basic Materials                        $ 7,913,197
                                                              -----------
                 Financial - 2.3%
                 Consumer Finance - 2.3%
    256,500      Nuevo Financing, 5.75%, 12/15/26             $ 7,566,750
                                                              -----------
                 Total Financial                              $ 7,566,750
                                                              -----------
                 Technology - 0.1%
                 Electronics (Defense) - 0.1%
      3,000      Titan Capital Trust, 5.75%, 2/15/05 (144A)   $    85,629
                                                              -----------
                 Total Technology                             $    85,629
                                                              -----------
                 Utilities - 3.0%
                 Natural Gas - 3.0%
    795,600      Semco Energy Inc., 11.0%, 8/16/03            $ 9,706,320
                                                              -----------
                 Total Utilities                              $ 9,706,320
                                                              -----------
                 TOTAL CONVERTIBLE PREFERRED STOCKS
                 (Cost $24,109,961)                           $25,271,896
                                                              -----------

 Principal
  Amount
                 CONVERTIBLE CORPORATE BONDS - 63.1%
                 Basic Materials - 2.4%
                 Chemicals (Specialty) - 0.8%
$ 2,175,000      Millenium Pharmaceuticals, 5.5%, 1/15/07     $ 2,408,552
                                                              -----------
                 Metals Mining - 1.6%
  5,302,000      Inco Ltd., 7.75%, 3/15/16                    $ 5,195,960
                                                              -----------
                 Total Basic Materials                        $ 7,604,512
                                                              -----------
                 Capital Goods - 2.0%
                 Electrical Equipment - 2.0%
  4,980,000      Benchmark Electrical, 6.0%, 8/15/06          $ 4,485,038
  2,370,000      Intron Inc., 6.75%, 3/31/04                    2,014,500
                                                              -----------
                                                              $ 6,499,538
                                                              -----------
                 Total Capital Goods                          $ 6,499,538
                                                              -----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

 Principal
  Amount                                                            Value
                 Consumer Cyclicals - 14.7%
                 Auto Parts & Equipment - 9.8%
$21,511,000      MascoTech, Inc., 4.5%, 12/15/03              $16,751,691
 18,586,000      Tower Automotive, Inc., 5.0%, 8/1/04          15,103,913
                                                              -----------
                                                              $31,855,604
                                                              -----------
                 Lodging - Hotels - 2.0%
  1,542,000      Capstar Hotel, 4.75%, 10/15/04               $ 1,336,266
  5,730,000      Hilton - Hotels, 5.0%, 5/15/06                 4,987,679
                                                              -----------
                                                              $ 6,323,945
                                                              -----------
                 Services (Advertising/Marketing) - 2.9%
  2,350,000      Getty Images Inc., 5.0%, 3/15/07 (144A)      $ 1,738,530
 10,115,000      Getty Images Inc., 5.0%, 3/15/07               7,483,077
                                                              -----------
                                                              $ 9,221,607
                                                              -----------
                 Total Consumer Cyclicals                     $47,401,156
                                                              -----------
                 Energy - 6.7%
                 Oil & Gas (Drilling & Equipment) - 5.0%
  2,375,000      Hanover Compress, 4.75%, 3/15/08             $ 2,553,719
  3,653,000      Key Energy Group, 5.0%, 9/15/04                3,251,170
 11,549,000      Parker Drilling Co., 5.5%, 8/1/04             10,509,590
                                                              -----------
                                                              $16,314,479
                                                              -----------
                 Oil & Gas (Production/Exploration) - 1.7%
  5,867,000      Pogo Producing Co., 5.5%, 6/15/06            $ 5,428,383
                                                              -----------
                 Total Energy                                 $21,742,862
                                                              -----------
                 Health Care - 0.8%
                 Biotechnology - 0.8%
  3,000,000      Human Genome, 3.75%, 3/15/07                 $ 2,484,990
                                                              -----------
                 Total Health Care                            $ 2,484,990
                                                              -----------
                 Technology - 36.5%
                 Communications Equipment - 2.0%
  3,580,000      American Tower Corp., 5.0%, 2/15/10          $ 3,149,219
  1,955,000      Commscope, Inc., 4.0%, 12/15/06                1,586,463
  1,000,000      DDI Corporation, 5.25%, 3/1/08                 1,067,500
    500,000      P-Com Inc., 4.25%, 11/1/02                       225,000
  1,140,000      Natural Microsys, 5.0%, 10/15/05                 594,977
                                                              -----------
                                                              $ 6,623,159
                                                              -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer High Yield Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)                        (continued)

Principal
  Amount                                                               Value
                Computers (Networking) - 2.4%
$2,400,000      At Home Corp., 4.75%, 12/15/06 (144A)           $  1,186,710
 9,525,000      At Home Corp., 4.75%, 12/15/06                     4,709,755
 8,200,000      Digital Island Inc., 6.0%, 2/15/05                 2,072,714
                                                                ------------
                                                                $  7,969,179
                                                                ------------
                Computers (Peripherals) - 4.0%
15,467,000      Quantum Corp., 7.0%, 8/1/04                     $ 12,731,350
                                                                ------------
                Computers (Software & Services) - 6.8%
12,825,000      Aspen Technology, 5.25%, 6/15/05                $ 10,055,313
 1,150,000      Critical Path Inc., 5.75%, 4/1/05 (144A)             378,960
10,249,000      Critical Path Inc., 5.75%, 4/1/05                  3,377,353
 1,970,000      Radisys Corp., 5.5%, 8/15/07 (144A)                1,283,179
10,692,000      Radisys Corp., 5.5%, 8/15/07                       6,964,341
                                                                ------------
                                                                $ 22,059,146
                                                                ------------
                Electronics (Component Distributors) - 4.4%
16,485,000      Adaptec Inc., 4.75%, 2/1/04                     $ 14,190,123
                                                                ------------
                Electronics (Semiconductors) - 8.0%
22,125,000      Conexant Systems Inc., 4.0%, 2/1/07             $ 10,821,116
 3,150,000      Cypress Semiconductor, 3.75%, 7/1/05               2,677,028
   300,000      General Semiconductor Inc.,
                5.75%, 12/15/06 (144A)                               295,749
10,000,000      General Semiconductor Inc., 5.75%, 12/15/06        9,858,300
   114,000      Intevac Inc., 6.50%, 3/1/04                           57,000
 2,967,000      Triquint Semiconductor, 4.0%, 3/1/07               2,204,867
                                                                ------------
                                                                $ 25,914,060
                                                                ------------
                Equipment (Semiconductors) - 4.3%
 6,900,000      Advanced Energy Industries, Inc., 5.25%,
                11/15/06                                        $  6,752,340
 5,629,000      Cymer Inc., 7.25%, 8/6/04                          5,978,561
 1,400,000      Cymer Inc., 4.0%, 3/15/05                          1,112,062
                                                                ------------
                                                                $ 13,842,963
                                                                ------------
                Services (Data Processing) - 4.6%
17,061,000      Checkfree Holdings Corp., 6.5%, 12/1/06         $ 14,974,440
                                                                ------------
                Total Technology                                $118,304,420
                                                                ------------
                TOTAL CONVERTIBLE CORPORATE BONDS
                (Cost $209,137,223)                             $204,037,478
                                                                ------------

12    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

Principal
  Amount                                                                Value
                CORPORATE BONDS - 29.1%
                Basic Materials - 3.0%
                Containers & Packaging (Paper) - 0.6%
$1,920,000      Stone Container, 9.75%, 2/1/11 (144A)             $ 1,987,200
                                                                  -----------
                Paper & Forest Products - 2.4%
 7,655,000      Fibermark Inc., 10.75%, 4/15/11 (144A)            $ 7,655,000
                                                                  -----------
                Total Basic Materials                             $ 9,642,200
                                                                  -----------
                Capital Goods - 6.2%
                Electrical Equipment - 2.2%
 9,040,000      Advanced Lighting Technologies, 8.0%, 3/15/08     $ 6,780,000
   465,000      Hadco Corp., 9.5%, 6/15/08                            465,000
                                                                  -----------
                                                                  $ 7,245,000
                                                                  -----------
                Waste Management - 4.0%
12,605,000      Azurix Corp., 10.75%, 2/15/10                     $12,920,125
                                                                  -----------
                Total Capital Goods                               $20,165,125
                                                                  -----------
                Communication Services - 2.9%
                Telecommunications (Long Distance) - 2.9%
11,185,000      SBA Communications Corp., 12.0%, 3/1/08           $ 9,395,400
                                                                  -----------
                Total Communication Services                      $ 9,395,400
                                                                  -----------
                Consumer Cyclicals - 4.5%
                Building Materials - 4.5%
11,520,000      NCI Building Systems Inc., 9.25%, 5/1/09          $10,483,200
 4,290,000      Nortek Inc., 9.125%, 9/1/07                         4,118,400
                                                                  -----------
                                                                  $14,601,600
                                                                  -----------
                Total Consumer Cyclicals                          $14,601,600
                                                                  -----------
                Consumer Staples - 4.0%
                Distributors (Food & Health) - 4.0%
   995,000      Fisher Scientific International, 9.0%,
                2/1/08 (144A)                                     $   990,025
 4,230,000      Fisher Scientific International, 9.0%, 2/1/08       4,208,850
 8,145,000      Wesco Distribution Inc., 9.125%, 6/1/08             7,737,750
                                                                  -----------
                                                                  $12,936,625
                                                                  -----------
                Total Consumer Staples                            $12,936,625
                                                                  -----------
                Energy - 3.1%
                Oil & Gas (Production/Exploration) - 3.1%
 9,305,000      Eott Energy Partners LP, 11.0%, 10/1/09           $10,068,010
                                                                  -----------
                Total Energy                                      $10,068,010
                                                                  -----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer High Yield Fund

SCHEDULE OF INVESTMENTS 4/30/01 (unaudited)                        (continued)

 Principal
  Amount                                                                  Value
                 Financials - 2.4%
                 Financial (Diversified) - 0.3%
$ 1,155,000      Forest City Enterprises, 8.5%, 3/15/08            $  1,097,250
                                                                   ------------
                 Real Estate - 2.1%
  7,215,000      BF Saul Real Estate Investment Trust, 9.75%,
                 4/1/08                                            $  6,709,950
                                                                   ------------
                 Total Financials                                  $  7,807,200
                                                                   ------------
                 Health Care - 0.5%
                 Health Care (Medical Products/Supplies) - 0.5%
  1,345,000      Bio-Rad Labs, 11.625%, 2/15/07                    $  1,452,600
                                                                   ------------
                 Total Health Care                                 $  1,452,600
                                                                   ------------
                 Technology - 2.5%
                 Electronics (Semiconductors) - 2.5%
  5,305,000      Fairchild Semiconductor, 10.375%, 10/1/07         $  5,092,800
  3,000,000      Fairchild Semiconductor, 10.375%,
                 10/1/07 (144A)                                       2,925,000
                                                                   ------------
                                                                   $  8,017,800
                                                                   ------------
                 Total Technology                                  $  8,017,800
                                                                   ------------
                 TOTAL CORPORATE BONDS
                 (Cost $92,350,819)                                $ 94,086,560
                                                                   ------------
                 TOTAL INVESTMENT IN SECURITIES
                 (Cost $325,598,003)(a)                            $323,395,934
                                                                   ============

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2001, the value of these securities amounted to $18,525,982 or 5.5% of total net assets.

(a) At April 30, 2001, the net unrealized loss on investments based on cost for federal income tax purposes of $325,614,417 was as follows:


      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                     $ 12,540,335
      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                      (14,758,818)
                                                                    ------------
      Net unrealized loss                                           $ (2,218,483)
                                                                    ------------

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2001, aggregated $216,564,189 and $23,411,206, respectively.

14    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

BALANCE SHEET 4/30/01 (unaudited)

ASSETS:
  Investment in securities, at value (cost $325,598,003)          $323,395,934
  Cash                                                                 335,138
  Receivables -
    Fund shares sold                                                16,714,569
    Dividends and interest                                           5,699,024
  Organizational costs - net                                             8,908
  Other                                                                  2,387
                                                                  ------------
      Total assets                                                $346,155,960
                                                                  ------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $  8,208,641
    Fund shares repurchased                                            519,833
    Dividends                                                        1,244,225
  Due to affiliates                                                    216,083
  Accrued expenses                                                      46,982
                                                                  ------------
      Total liabilities                                           $ 10,235,764
                                                                  ------------
NET ASSETS:
  Paid-in capital                                                 $336,962,140
  Accumulated undistributed net investment income                      194,016
  Accumulated undistributed net realized gain on investments           966,109
  Net unrealized loss on investments                                (2,202,069)
                                                                  ------------
      Total net assets                                            $335,920,196
                                                                  ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $144,769,807/13,184,234 shares)               $      10.98
                                                                  ============
  Class B (based on $121,655,236/11,025,495 shares)               $      11.03
                                                                  ============
  Class C (based on $68,363,214/6,140,446 shares)                 $      11.13
                                                                  ============
  Class Y (based on $1,131,939/103,207 shares)                    $      10.97
                                                                  ============
MAXIMUM OFFERING PRICE:
  Class A                                                         $      11.50
                                                                  ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer High Yield Fund

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended 4/30/01

INVESTMENT INCOME:
  Dividends                                                 $   421,860
  Interest                                                   11,040,034
                                                            -----------
      Total investment income                                             $11,461,894
                                                                          -----------
EXPENSES:
  Management fees                                           $   721,539
  Transfer agent fees
    Class A                                                      51,097
    Class B                                                      54,860
    Class C                                                      22,217
    Class Y                                                          73
  Distribution fees
    Class A                                                     108,610
    Class B                                                     369,912
    Class C                                                     198,768
  Administrative fees                                            14,625
  Custodian fees                                                 46,219
  Registration fees                                              68,002
  Professional fees                                              21,224
  Printing                                                        4,672
  Fees and expenses of nonaffiliated trustees                     5,688
  Miscellaneous                                                   3,505
                                                            -----------
      Total expenses                                                      $ 1,691,011
      Less management fees waived and expenses
        assumed by Pioneer Investment Management, Inc.                       (425,465)
      Less fees paid indirectly                                               (45,428)
                                                                          -----------
      Net expenses                                                        $ 1,220,118
                                                                          -----------
        Net investment income                                             $10,241,776
                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $   967,185
  Change in net unrealized loss on investments                              1,977,646
                                                                          -----------
    Net gain on investments                                               $ 2,944,831
                                                                          -----------
    Net increase in net assets resulting from operations                  $13,186,607
                                                                          ===========

16    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended 4/30/01 and the Year Ended 10/31/00

                                                         Six Months
                                                        Ended 4/30/01     Year Ended
                                                         (unaudited)       10/31/00
FROM OPERATIONS:
Net investment income                                   $  10,241,776    $   3,667,478
Net realized gain on investments                              967,185        4,178,251
Change in net unrealized loss on investments                1,977,646       (3,092,109)
                                                        -------------    -------------
  Net increase in net assets resulting from
   operations                                           $  13,186,607    $   4,753,620
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.54 and $1.05 per share, respectively)     $  (4,556,444)   $  (2,452,543)
  Class B ($0.50 and $0.70 per share, respectively)        (3,401,177)      (1,012,350)
  Class C ($0.50 and $0.71 per share, respectively)        (1,823,307)        (423,040)
  Class Y ($0.52 and $0.74 per share, respectively)           (47,213)         (59,127)
Net Realized Gain:
  Class A ($0.34 and $0.15 per share, respectively)        (1,894,633)        (132,723)
  Class B ($0.34 and $0.00 per share, respectively)        (1,521,447)               -
  Class C ($0.34 and $0.00 per share, respectively)          (738,567)               -
  Class Y ($0.34 and $0.00 per share, respectively)           (24,643)               -
                                                        -------------    -------------
   Total distributions to shareowners                   $ (14,007,431)   $  (4,079,783)
                                                        -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 256,867,034    $ 143,744,343
Reinvestment of distributions                               7,435,047        2,657,491
Cost of shares repurchased                                (53,778,585)     (28,448,820)
                                                        -------------    -------------
  Net increase in net assets resulting from fund
   share transactions                                   $ 210,523,496    $ 117,953,014
                                                        -------------    -------------
  Net increase in net assets                            $ 209,702,672    $ 118,626,851
NET ASSETS:
Beginning of period                                       126,217,524        7,590,673
                                                        -------------    -------------
End of period (including accumulated
  undistributed/(distributions in excess of) net
  investment income of $194,016 and $(219,619),
  respectively)                                         $ 335,920,196    $ 126,217,524
                                                        =============    =============

The accompanying notes are an integral part of these financial statements.   17

Pioneer High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS                                (continued)

For the Six Months Ended 4/30/01 and the Year Ended 10/31/00

                                  '01 Shares        '01 Amount
CLASS A                          (unaudited)        (unaudited)          '00 Shares     '00 Amount
Shares sold                       11,319,057       $122,315,333           6,380,623    $ 72,483,978
Reinvestment of distributions        409,443          4,382,662             178,378       1,998,763
Less shares repurchased           (3,619,125)       (38,904,100)         (2,270,485)    (25,461,620)
                                  ----------        ------------         ----------     -----------
  Net increase                     8,109,375       $ 87,793,895           4,288,516    $ 49,021,121
                                  ==========        ============         ==========     ===========
CLASS B*
Shares sold                        7,632,039       $ 82,828,017           4,187,697    $ 47,914,144
Reinvestment of distributions        194,951          2,095,295              39,965         458,357
Less shares repurchased             (839,676)        (9,069,534)           (189,481)     (2,177,137)
                                  ----------        ------------         ----------     -----------
  Net increase                     6,987,314       $ 75,853,778           4,038,181    $ 46,195,364
                                  ==========        ============         ==========     ===========
CLASS C*
Shares sold                        4,648,947       $ 50,888,013           1,865,219    $ 21,608,359
Reinvestment of distributions         82,240            893,721              12,735         147,284
Less shares repurchased             (397,595)        (4,321,532)            (71,100)       (782,164)
                                  ----------        ------------         ----------     -----------
  Net increase                     4,333,592       $ 47,460,202           1,806,854    $ 20,973,479
                                  ==========        ============         ==========     ===========
CLASS Y*
Shares sold                           77,294       $    835,671             154,111    $  1,737,862
Reinvestment of distributions          5,970             63,369               4,642          53,087
Less shares repurchased             (136,369)        (1,483,419)             (2,441)        (27,899)
                                  ----------        ------------         ----------     -----------
  Net increase (decrease)            (53,105)      $   (584,379)            156,312    $  1,763,050
                                  ==========        ============         ==========     ===========

* Class B, Class C and Class Y shares were first publicly offered on February 28, 2000.

18    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

FINANCIAL HIGHLIGHTS 4/30/01

                                             Six Months                                   2/12/98
                                           Ended 4/30/01     Year Ended    Year Ended        to
                                           (unaudited)       10/31/00(a)    10/31/99      10/31/98
CLASS A
Net asset value, beginning of period          $  11.35         $  9.65      $  8.50       $  10.00
                                              --------         -------      -------       --------
Increase (decrease) from investment
 operations:
  Net investment income                       $   0.57         $  0.96      $  0.70       $   0.34
  Net realized and unrealized gain
   (loss) on investments                         (0.06)           1.94         1.14          (1.56)
                                              --------         -------      -------       --------
     Net increase (decrease)
        from investment operations            $   0.51         $  2.90      $  1.84       $  (1.22)
Distributions to shareowners:
  Net investment income                          (0.54)          (1.05)       (0.69)         (0.28)
  Net realized gain                              (0.34)          (0.15)           -              -
                                              --------         -------      -------       --------
Net increase (decrease) in net
 asset value                                  $  (0.37)        $  1.70      $  1.15       $   (1.50)
                                              --------         -------      -------       --------
Net asset value, end of period                $  10.98         $ 11.35      $  9.65       $   8.50
                                              ========         =======      =======       ========
Total return*                                     4.91%          31.12%       22.20%        (12.39)%
Ratio of net expenses to average
 net assets                                       0.80%**+        0.95%+       1.90%          1.90%**
Ratio of net investment income to
 average net assets                              10.30%**+        8.96%+       7.13%          6.22%**
Portfolio turnover rate                             23%**           57%          64%            38%
Net assets, end of period (in thousands)      $144,770         $57,592      $ 7,591       $  7,691
Ratios assuming no waiver of
  management fees and assump-
  tion of expenses by PIM and no
  reduction for fees
  paid indirectly:
   Net expenses                                   1.34%**         1.94%        3.67%          3.99%**
   Net investment income                          9.76%**         7.97%        5.36%          4.13%**
Ratios assuming waiver of
  management fees and assump-
  tion of expenses by PIM
  and reduction for fees paid indirectly:
   Net expenses                                   0.75%**         0.88%        1.90%          1.90%**
   Net investment income                         10.35%**         9.03%        7.13%          6.22%**

(a) Pioneer Investment Management, Inc. assumed investment management of the Fund on February 25, 2000. Prior to that date, the Fund was advised by EQSF Advisers, Inc.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund

FINANCIAL HIGHLIGHTS 4/30/01                                       (continued)

                                                                  Six Months
                                                                    Ended           2/25/00
                                                                   4/30/01            to
                                                                 (unaudited)       10/31/00
CLASS B (a)
Net asset value, beginning of period                               $  11.41         $ 11.34
                                                                   --------         -------
Increase from investment operations:
  Net investment income                                            $   0.52         $  0.69
  Net realized and unrealized gain (loss) on investments              (0.06)           0.08
                                                                   --------         -------
     Net increase from investment operations                       $   0.46         $  0.77
Distributions to shareowners:
  Net investment income                                               (0.50)          (0.70)
  Net realized gains                                                  (0.34)              -
                                                                   --------         -------
Net increase (decrease) in net asset value                         $  (0.38)        $  0.07
                                                                   --------         -------
Net asset value, end of period                                     $  11.03         $ 11.41
                                                                   ========         =======
Total return*                                                          4.43%           7.04%
Ratio of net expenses to average net assets+                           1.58%**         0.67%**
Ratio of net investment income to average net assets+                  9.46%**         3.85%**
Portfolio turnover rate                                                  23%**           57%
Net assets, end of period (in thousands)                           $121,655         $46,069
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
   Net expenses                                                        1.80%**         1.00%**
   Net investment income                                               9.24%**         3.52%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
   Net expenses                                                        1.55%**         0.64%**
   Net investment income                                               9.49%**         3.88%**

(a) Class B shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

20    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

FINANCIAL HIGHLIGHTS 4/30/01                                       (continued)

                                                                 Six Months
                                                                   Ended          2/25/00
                                                                  4/30/01           to
                                                                (unaudited)      10/31/00
CLASS C (a)
Net asset value, beginning of period                              $ 11.51         $ 11.34
                                                                  -------         -------
Increase from investment operations:
  Net investment income                                           $  0.53         $  0.69
  Net realized and unrealized gain (loss) on investments            (0.07)           0.19
                                                                  -------         -------
     Net increase from investment operations                      $  0.46         $  0.88
Distributions to shareowners:
  Net investment income                                             (0.50)          (0.71)
  Net realized gains                                                (0.34)              -
                                                                  -------         -------
Net increase (decrease) in net asset value                        $ (0.38)        $  0.17
                                                                  -------         -------
Net asset value, end of period                                    $ 11.13         $ 11.51
                                                                  =======         =======
Total return*                                                        4.43%           7.98%
Ratio of net expenses to average net assets+                         1.54%**         0.66%**
Ratio of net investment income to average net assets+                9.46%**         3.83%**
Portfolio turnover rate                                                23%**           57%
Net assets, end of period (in thousands)                          $68,363         $20,788
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for
  fees paid indirectly:
   Net expenses                                                      1.70%**         0.98%**
   Net investment income                                             9.30%**         3.51%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
   Net expenses                                                      1.50%**         0.63%**
   Net investment income                                             9.50%**         3.86%**

(a) Class C shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   21

Pioneer High Yield Fund

FINANCIAL HIGHLIGHTS 4/30/01                                       (continued)

                                                                 Six Months
                                                                   Ended          2/25/00
                                                                  4/30/01           to
                                                                (unaudited)      10/31/00
CLASS Y (a)
Net asset value, beginning of period                              $  11.32        $ 11.34
                                                                  --------        -------
Increase from investment operations:
  Net investment income                                           $   0.57        $  0.74
  Net realized and unrealized gain (loss) on investments             (0.06)         (0.02)
                                                                  --------        -------
     Net increase from investment operations                      $   0.51        $  0.72
Distributions to shareowners:
  Net investment income                                              (0.52)         (0.74)
  Net realized gains                                                 (0.34)             -
                                                                  --------        -------
Net decrease in net asset value                                   $  (0.35)       $ (0.02)
                                                                  --------        -------
Net asset value, end of period                                    $  10.97        $ 11.32
                                                                  ========        =======
Total return*                                                         4.98%          6.56%
Ratio of net expenses to average net assets+                          0.49%**        0.15%**
Ratio of net investment income to average net assets+                10.76%**        4.45%**
Portfolio turnover rate                                                 23%**          57%
Net assets, end of period (in thousands)                          $  1,132        $ 1,769
Ratios assuming no waiver of management fees and
  assumption of expenses by PIM and no reduction for fees
  paid indirectly:
   Net expenses                                                       1.38%**        0.48%**
   Net investment income                                              9.87%**        4.12%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
   Net expenses                                                       0.46%**        0.13%**
   Net investment income                                             10.79%**        4.47%**

(a) Class Y shares were first publicly offered on February 28, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of the period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

22    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund

NOTES TO FINANCIAL STATEMENTS 4/30/01 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), a Delaware business trust, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is the successor to Third Avenue High Yield Fund, a series of Third Avenue Trust. Third Avenue High Yield Fund transferred all of its assets to the Fund's Class A shares on February 25, 2000 pursuant to an agreement and plan of reorganization. The reorganization had no effect on the Fund's operations. The Fund, through its predecessor, commenced investment operations on February 12, 1998. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers four classes of shares - Class A, Class B, Class C and Class Y shares. Class B, Class C and Class Y shares were first publicly offered on February 28, 2000. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other

Pioneer High Yield Fund

NOTES TO FINANCIAL STATEMENTS 4/30/01            (unaudited) (cont'd)

   sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may include yield equivalents or a pricing matrix. Market discount and premium are accreted or amortized daily on a yield-to-maturity basis. Original issue discount is accreted daily into interest income on a yield-to-maturity basis with a corresponding increase in the cost basis of the security. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Certain high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer High Yield Fund

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $173,051 in underwriting commissions on the sale of fund shares during the six months ended April 30, 2001.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for deter-

Pioneer High Yield Fund

NOTES TO FINANCIAL STATEMENTS 4/30/01            (unaudited) (cont'd)

   mining that the value of the collateral remains at least equal to the repurchase price.

F. Deferred Organization Costs

   The costs incurred by the Fund in connection with its organization have been deferred and are amortized on a straight-line basis over a period of up to five years.

2. Management Agreement

PIM manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.60% of the excess over $1 billion.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Class A expenses to 0.75% of average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2001, approximately $25,520 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $9,339 in transfer agent fees payable to PIMSS at April 30, 2001.

4. Plans of Distribution

The Fund adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee

Pioneer High Yield Fund

of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $181,224 in distribution fees payable to PFD at April 30, 2001.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2001, CDSCs in the amount of $81,916 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended April 30, 2001, the Fund's expenses were reduced by $45,428 under such arrangements.

6. Line of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the "Funds"), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2001, there were no borrowings under this agreement.

Pioneer High Yield Fund

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
Mary K. Bush                       David D. Tripple, Executive Vice President
Richard H. Egdahl, M.D.            Vincent Nave, Treasurer
Margaret B.W. Graham               Joseph P. Barri, Secretary
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Pioneer High Yield Fund

THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

      Growth Funds
      United States
      Pioneer Growth Shares
      Pioneer Micro-Cap Fund
      Pioneer Mid-Cap Fund
      Pioneer Mid-Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Tax-Managed Fund

      International/Global
      Pioneer Emerging Markets Fund
      Pioneer Europe Fund
      Pioneer Europe Select Fund
      Pioneer Indo-Asia Fund
      Pioneer International Growth Fund
      Pioneer World Equity Fund

      Sector Funds
      Pioneer Global Financials Fund
      Pioneer Global Health Care Fund
      Pioneer Global Telecoms Fund
      Pioneer Real Estate Shares
      Pioneer Science & Technology Fund

      Growth and Income Funds
      Pioneer Fund
      Pioneer Balanced Fund
      Pioneer Equity-Income Fund
      Pioneer Value Fund (formerly Pioneer II)

      Income Funds
      Taxable
      Pioneer America Income Trust
      Pioneer Bond Fund
      Pioneer High Yield Fund
      Pioneer Limited Maturity Bond Fund
      Pioneer Strategic Income Fund

      Tax-Free
      Pioneer Tax-Free Income Fund

      Money Market Fund
      Pioneer Cash Reserves Fund*


* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                          ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.


[logo] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                 1268-00-0601
             (C) Pioneer Funds Distributor, Inc.
                 Underwriter of Pioneer mutual funds
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